Significant Accounting Policies (Details) - Schedule of revenue disaggregated by revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of revenue disaggregated by revenue source consists [Abstract]
Systems	$ 119,073	$ 181,445	$ 87,769
Ink and consumables	103,429	101,192	77,149
Service - spare parts	28,619	21,936	17,521
Service contracts and software subscriptions	20,397	17,433	10,892
Total revenue	$ 271,518	$ 322,006	$ 193,331